COLUMBIA ACORN TRUST

Supplement dated July 1, 2019

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019 for following Fund (“Fund”):

Columbia Acorn International Select

Effective immediately, the Fund’s Prospectus and Summary Prospectus are supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3

Management fees	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%

Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%

Other expenses(c)	0.39%	0.39%	0.39%	0.39%	0.31%	0.26%

Total annual Fund operating expenses(d)	1.53%	1.28%	2.28%	1.28%	1.20%	1.15%

Fee waivers and/or expense reimbursements(e)	(0.22)%	(0.22)%	(0.22)%	(0.22)%	(0.23)%	(0.23)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.31%	1.06%	2.06%	1.06%	0.97%	0.92%

(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(e)

Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through June 30, 2020, so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.31% for Class A shares, 1.06% for Class Adv shares, 2.06% for Class C shares, 1.06% for Class Inst shares, 0.97% for Class Inst2 shares and 0.92% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees through June 30, 2020, such that the Fund’s transfer agency fees do not exceed the annual rates of 0.05% of the average daily net assets of Class Inst2 shares and 0.00% of the average daily net assets of Class Inst3 shares.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$1,010	$1,342	$2,276
Class Adv (whether or not shares are redeemed)	$108	$384	$681	$1,526
Class C (assuming redemption of all shares at the end of the period)	$309	$691	$1,200	$2,598
Class C (assuming no redemption of shares)	$209	$691	$1,200	$2,598
Class Inst (whether or not shares are redeemed)	$108	$384	$681	$1,526
Class Inst2 (whether or not shares are redeemed)	$99	$358	$638	$1,434
Class Inst3 (whether or not shares are redeemed)	$94	$343	$611	$1,377

Effective immediately, the Fund’s Prospectus is supplemented as follows:

1.

The information under the section heading “More Information About the Fund — Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements” is removed and replaced with the following:

Effective July 1, 2016, the Investment Manager has contractually agreed to permanently reduce the investment advisory fee payable to it by the Fund by 0.05% at all net asset levels.

The Investment Manager has contractually agreed to waive fees and reimburse certain expenses of the Fund from July 1, 2019 through June 30, 2020, so that the Fund’s ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any), do not exceed the annual rates of:

Columbia Acorn International Select
Class A	1.31%
Class Adv	1.06%
Class C	2.06%
Class Inst	1.06%
Class Inst2	0.97%
Class Inst3	0.92%

This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. From May 1, 2019 through June 30, 2019, the Investment Manager contractually agreed to waive fees and reimburse certain expenses of the Fund so that the ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) did not exceed the annual rates of 1.40% for Class A shares, 1.15% for Class Adv shares, 2.15% for Class C shares, 1.15% for Class Inst shares, 1.06% for Class Inst2 shares and 1.01% for Class Inst3 shares.

Beginning July 1, 2017, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that the fees paid by the Fund to the Transfer Agent do not exceed the annual rates of

0.05% of the average daily net assets of Class Inst2 shares of the Fund and 0.00% of the average daily net assets of Class Inst3 shares of the Fund through June 30, 2019. The Transfer Agent has extended this contractual agreement through June 30, 2020.

Effective immediately, the Fund’s SAI is supplemented as follows:

1.

The third and tenth paragraphs under the section heading “INVESTMENT ADVISORY AND OTHER SERVICES — The Investment Manager and Investment Advisory Services — Fee and Expense Limitations—Agreements of the Investment Manager and its Affiliates” are removed and replaced with the following:

With respect to Columbia Acorn International Select, effective July 1, 2016, the Investment Manager agreed to waive fees and reimburse certain expenses of the Fund for an indefinite term, and in April 2017 restated that agreement to clarify that the Investment Manager’s intention was to waive fees and reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) (i) did not exceed the annual rate of 1.15% for Class Inst shares and (ii) the Fund’s other share classes did not exceed annual rates to be restated each year by the Investment Manager to account for certain differentials between the Fund’s Class Inst shares and other share classes. From May 1, 2019 through June 30, 2019, the Investment Manager contractually agreed to waive fees and reimburse certain expenses of Columbia Acorn International Select so that the ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) did not exceed the annual rates of 1.40% for Class A shares, 1.15% for Class Adv shares, 2.15% for Class C shares, 1.15% for Class Inst shares, 1.06% for Class Inst2 shares and 1.01% for Class Inst3 shares. From July 1, 2019 through June 30, 2020, the Investment Manager has contractually agreed to waive fees and reimburse certain expenses of Columbia Acorn International Select so that the ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) did not exceed the annual rates of 1.31% for Class A shares, 1.06% for Class Adv shares, 2.06 % for Class C shares, 1.06% for Class Inst shares, 0.97% for Class Inst2 shares and 0.92% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Board.

For the period beginning July 1, 2019, the Transfer Agent, an affiliate of the Investment Manager, has contractually agreed to waive a portion of the fees payable to it by the Funds such that fees paid by the Funds do not exceed: (i) with respect to Columbia Acorn USA, 0.04% of the average daily net assets of Class Inst2 shares of the Fund and 0.00% of the average daily net assets of Class Inst3 shares the Fund, through April 30, 2020; (ii) with respect to Columbia Acorn European Fund, 0.05% of the average daily net assets of Class Inst2 shares and 0.00% of the average daily net assets of Class Inst3 shares of the Fund, through April 30, 2020; and (iii) with respect to Columbia Acorn International Select, 0.05% of the average daily net assets of Class Inst2 shares and 0.00% of the average daily net assets of Class Inst3 shares of the Fund, through June 30, 2020.

Shareholders should retain this Supplement for future reference.

SUP112_12_005_(06/19)